FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 1999
Check here if amendment: 	Amendment Number:

This Amendment (Check only one.): Is a restatement.
					                   X Adds new holdings entries.


Name of Institutional Investment Manager:
Name:			AIG International Management Company, Inc.
Business Address	:	1281 East Main Street, Stamford, Connecticut 06902
13F File Number: 	28-5794

The institutional investments manager submitting this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of the Reporting Manager:

Name:	     	Barbara Burger
Title:      Counsel
Phone:      212-324-8400

Signature, Place, and Date of Signing:


Barbara Burger		Greenwich, Connecticut		May 10, 1999

Report Type (Check only one):

[ X ] 13F Holding Report

[   ]	13F Notice

[   ] 13F Combination Report

List of other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	183

Form 13F Information Table Value Total:	$1,354,669 (x1000)

List of other Included Managers:  	None





FORM 13F INFORMATION TABLE

Name of Issuer	  	      Title of Class   	Cusip
Fair Market       Shares/ Principal Amount
Investment Discretion     Other Managers    Voting Authority


800 Travel Systems Inc.        WT Exp 011403    282506 11 2
$314,356	 94,900
Sole 	       none               Sole/ All

Aes Corp                       WT Exp 073100 	00130H 11 3
$2,668,869	  56,700
Sole  	  none               Sole/ All

Airtouch Communications Inc    Pfd B CV 6.00%   00949T 20 9
$117,341,196     1,501,876
Sole		     none               Sole/ All

Airtouch Communications Inc    Pfd C CV 4.25%   00949T 30 8
$44,352,136	     332,236
Sole		     none               Sole/ All

Alkermes Inc 	             Pfd CV Ex$3.25    01642T 40 5
$3,195,000	  60,000
Sole		     none               Sole/ All

Alternative Living Svcs Inc    SB DB CV 44A 04  02145K AA 5
$329,708	     295,000
Sole 		     none               Sole/ All

Alternative Living Svcs Inc    SUB DB CONV7%04  02145K AC 1
$2,956,195	     2,645,000
Sole		     none               Sole/ All

Alza Corp Del 	             SUB Lyon Zero14  022615 AC 2
$38,731,655      73,704,000
Sole		     none               Sole/ All



Alza Corp Del 	             SUB DB Conv5%06  022615 AD 0
$308,063	  265,000
Sole 		     none               Sole/ All

America Online Inc Del         SUB NT Conv4%02  02364J AB 0
$150,215,23  	 13,322,000
Sole 		     none               Sole/ All

American Bankers Ins Group Inc  Pfd B Cv$3.125   024456 20 4
$32,634,303	  311,575
Sole		     none
Sole/ All

American General Corp 	       Pfd Conv 7%      026351 80 9
$3,526,041	  59,500
Sole 	           none               Sole/ All

American Gen Del LLC           Mips Ser A 	02637g 20 0
$4,967,550	  55,500
Sole 		     none               Sole/ All

AMF Bowling Inc 	       DBCV Zero144a18  	03113V AA 7
$1,724,188	  14,075,000
Sole		     none               Sole/ All

AMF Bowling Inc 	       DEB CV Zero18   	 	03113V AB 5
$428,750	  3,500,000
Sole		     none               Sole/ All

Amkor Technology Inc 	       SB NT CV5.75%03  031652 AA 8
$433,500	  510,000
Sole		     none               Sole/ All

Applied Magnetics CP Del       SUB DB Conv7%06   038213 AA 2
$919,450	  2,627,000
Sole		     none               Sole/ All

Aqua Alliance Inc 	       WT Exp 031101     038367 11 6
$24,909	  49,817
Sole		     none               Sole/ All

Aris Corp  	     WT Exp 021500    04040a 11 9
$45,600	  60,000
Sole 		     none              Sole/ All

Aspect Telecommunications Corp SD CV Zro144A18  045237 AB 0
$288,750	  1,500,000
Sole		     none               Sole/ All

Assisted Living Concepts Inc   SB DB CV 6%02    04543l AD 1
$420,660	  779,000
Sole		    none               Sole/ All

Bankatlantic Bancorp 	       SB DB CV6.75%06  065908 AB 1
$4,559,572	  4,082,000
Sole 		    none               Sole/ All

Bentley Pharmaceuticals Inc.   WT Exp 021301    082657 12 3
$2,672	  85,500
Sole		    none               Sole/ All

BJ Svcv Co 	               WT Exp 041300        055482 11 1
$1,218,688	  62,900
Sole		    none               Sole/ All


Bonso Electrs Intl Inc 	       WT Exp 121599   098529 12 6
$3,953	  11,500
Sole		    none               Sole/ All

C21 Solutions Inc 	       WT Exp 110402   12652N 11 3
$4,500	  12,000
Sole           none              Sole/ All

Carematrix Corp 	       Sub NT CV 144A04      141706 AA 9
$215,625	  250,000
Sole 			none               Sole/ All

Carematrix Corp 	       Sb Nt Cv 6.25%04       141706 AC 5
$649,463	  753,000
Sole		      none               Sole/ All

Chancellor Media Corp 	       Pfd Conv 7% 	158915 30 6
$13,613,592	  103,160
Sole 			none               Sole/ All

Chancellor Media Corp 	       Pfd Conv Ex $3    158915 40 5
$61,343,724	  641,503
Sole		        none               Sole/ All

Chesapeake Energy Corp 	       Pfd Conv 7% 	  165167 30 5
$782,619	  61,300
Sole 			none               Sole/ All

Chiquita Brands Intl Inc       Pfd A Non Vtg 	   170032 40 3
$1,804,488	  48,200
Sole			none               Sole/ All


Chiron Corp 	               SB CV Adj144A00    170040 AB 5
$4,595,625	  4,750,000
Sole 			none		   Sole/ All

Cirrus Logic Corp 	       SB NT Cv6%03 	    172755 AC 4
$87,100	  130,000
Sole 			none               Sole/ All

Cnet Inc 	               SB NT CV 144A06          125945 AA 3
$2,085,000	  1,500,000
Sole 			none               Sole/ All

Cnf Tr I 	               Tecons Ser A             12612V 20 5
$555,500	  10,000
Sole			none               Sole/ All

Coeur D Alene Mines Corp Idaho	Marcs 	     192108 20 7
$522,100	   90,800
Sole		        none               Sole/ All

Colonial Bancgroup Inc 	       Sub Db Cv 7.5%11  	195493 AA 9
$411,428	   240,000
Sole  			none               Sole/ All

Comverse Technology Inc        SB Db Cv 5.75%06  	205862 AE 5
$4,902,096    2,600,000
Sole 			none               Sole/ All

Continental Airls Inc 	       SB Nt Cv 6.75%06  	210795 AS 9
$13,298,329    10,463,000
Sole                     none 		   Sole/ All


Costco Companies Inc. 	       SB Nt Cv Zero 17  	22160Q AC 6
$22,743,075    21,355,000
Sole 		        none               Sole/ All

Cresent Real Estate Equities   Pfd Cv A 6.75%    	225756 20 4
$370,850	    23,500
Sole		        none               Sole/ All

Cross Timbers Oil Co 	       Pfd Cv Ser A 	   	227573 20 1
$1,764,175    83,020
Sole			none               Sole/ All

Crown Cork &Seal Inc 	       Pfd Cv 4.50% 	   	228255 30 3
$4,206,63	    156,407
Sole 		        none               Sole/ All

Cytoclonal Pharmacauticals Inc WT C Ex 110100    	23282G 11 3
$88,594	     18,900
Sole		        none               Sole/ All

Dental Med Diagnotic Sys       WT Exp 050802 	   	24873K 11 7
$121,075	     33,400
Sole		        none               Sole/ All

Drs Technologies Inc 	       SR SB DB Cv9%03  	23330X AB 6
$1,035,248     1,021,000
Sole		        none		   Sole/ All

Digital Lava Inc 	       WT Exp 021704 	   	     253928 11 3
$128,081	     29,700
Sole 			none               Sole/ All

Developers Diversified Rlty Co Sub Db Conv7%99       251591 AA 1
$5,395,000   5,395,000
Sole 		        none               Sole/All

Emc Corp 	               SB Nt Cv 3.25%02  	     26865Y AA 2
$94,093,878    16,664,000
Sole		        none               Sole/ All

Essex Intl Inc Del 	       Com 	                 297025 10 8
$1,796,379     75,637
Sole			none               Sole/ All

Echostar Communications New    Pfd Cv Ser C 	   	278762 30 7
$30,010,938    176,600
Sole 			none               Sole/ All

Family Golf Ctrs Inc 	       SB Nt Cv 5.75%04  	30701A AC 0
$157,605	     266,000
Sole			none               Sole/ All

Farmstead Tel Group Inc        WT A Ex 081201   	311565 12 1
$6,975	  18,600
Sole		        none               Sole/All

Farmstead Tel Group  Inc       WT B Ex  081201 	        311565 13 9
$7,950	       21,200
Sole			none               Sole/ All

Federated Dept Stores Inc Del  WT C Ex 121999 	        31410H 11 9
$7,357,419	       484,200
Sole                     none               Sole/ All

Federated Dept Stores Inc Del  WT D Ex 121901 	        31410H 12 7
$3,530,228       234,100
Sole			none           Sole/ All

Frontline Communications Corp  WT Esp 000003 	        35921T 11 6
$1,728,050	       161,500
Sole			none           Sole/ All

Global Telesystems Group       SRSB BD Cv144a00         37936U AA 2
$3,386,250       1,200,000
Sole 			none           Sole/ All

Golden St Bancorp Inc 	       Wt Exp 082100 	   	381197 12 8
$10,694,256      669,699
Sole  		        none	Sole/ All

Hmt Technology Corp 	       SB NT CV 5.75%04	   	403917 AD 9
$474,260	       1,031,000
Sole			none               Sole/ All

Hanover Cap Mtg Hldgs Inc      WT Exp 091500	       410761 11 8
$21,950	       175,600
Sole 			none            Sole/ All

Hector Communication Corp      SB DB Conv8.5%02 	422730 AA 9
$485,100	       462,000
Sole 			none             Sole/ All

Hemispherx Biopharma Inc       WT A Ex 110200 	   	42366c 11 1
$52,750	       21,100
Sole			none             Sole/ All

Herley Inds Inc Del 	       WT Exp 121305 	      427398 11  0
$26,125	       22,000
Sole 		        none          Sole/ All

Hollinger Int'l Inc 	       Pfd Prides Cvb 	      435569 20 7
$115,880	9,800
Sole  		        none               Sole/ All

Home Depot Inc 	 	       SB NT CV 3.25%01 	437076 AE 2
$39,522,299	14,575,000
Sole			none		   Sole/ All

Homebase Inc 	 	       SB NT CV 5.25%04 	43738E AB 4
$$486,450690,000
Sole		        none               Sole/ All

Howell Corp 	             PFD CV $3.50 		443051 20 6
$691,525	39,800
Sole			none               Sole/ All

Imaginon Inc 	   	       Wt Exp 063099 		45246K 11 2
$395,990	158,396
Sole			none		   Sole/ All

Imc Global Inc 	 	       Wt Exp 122200 		449669 11 8
$15,313	35,000
Sole                     none          Sole/ All

Inacom Corp 	 	       SUB DB CV 4.5%04 	45323g AC 3
$9,253,500	9,300,000
Sole 			none               Sole/ All

Inacom Corp 	 	       SUB DB CONV 6%06 	45323G AB 5
$12,049,450	  12,110,000
Sole			none		   Sole/ All

Iomega Corp 	   	       SB NT CV 6.75%01 	462030 AA 5
$1,380,948	1,200,000
Sole               	none		   Sole/ All

Itron Inc 	               	SB NT CV 6.75%04 	      465741 AC 0
$1,395,240	      1,812,000
Sole			none               Sole/ All

Jacor Communications Inc       Lyon Zero Cpn 11 	469858 AA 2
$32,694,677	      31,458,000
Sole			none		   Sole/ All

Jacor Communications Inc       Wt Exp 091801 	      469858 13 8
$4,019,392	396,977
Sole			none		   Sole/ All

Kellstrom Inds Inc 	       SB NT CV 5.75%02 	488035 AC 0
$1,956,406	2,375,000
Sole			none		   Sole/ All

Key Energy Svcs Inc 	       SB NT CV 5%04 	       492914 AF 3
$67,620	138,000
Sole			none		   Sole/ All

Kmart Fing I 	 	       PFD TRCV 7.75% 	 	 498778 20 8
$40,098,303	665,532
Sole                     none               Sole/ All

La Jolla Pharmaceutical Co     WT EXP 060399 	        503459 11 7
$4,375	70,000
Sole			none		   Sole/ All

Leasing Solutions Inc 	       SUBNTCV 6.875%03 	522113 AA 7
$85,330	742,000
Sole			none               Sole/ All

Level One Communication Inc    Com 			      527295 10 9
$865,525	   17,800
Sole			none		   Sole/ All

Ligand Pharmaceuticals Inc     Wt B Ex 060300 		53220k 11 6
$226,089	71,632
All 		 	none		   Sole/ All

Lone Star Inds Inc 	       Wt Exp 123100 	 	542290 11 9
$13,444,081	      309,950
All 			none          Sole/  All

LTC Pptys Inc 	 	       SB DB CV 7.75%02 	502175 AE 2
$2,150,000	2,500,000
All 		      none        Sole/ All

Ltc Pptys Inc 	 		Sb Db Cv 8.25%01 	      502175 AF 9
$2,494,000	2,900,000
All 		      none        Sole/ All

Ltc Pptys Inc 	 Sub Db Cv 8.5%01 	            502175 AC 6
$5,659,350	6,505,000
All 			none        Sole/ All

Magna Intl Inc 	 Sub Deb Cv 5%02 	                	559222 AE 4
$42,514,372	38,060,000
All 			none        Sole/	All

Marsh Supermarkets Inc 	 Sub Db Conv 7%03 		571783 AB 5
$536,060	547,000
All 		none		      Sole/ All

Mascotech Inc 	 Sbdb Conv 4.5%03 	      	574670 AB 1
$573,300	735,000
All 		none  	     Sole/ All

Mediaone Group Inc 	 Pfd Cv Ser D 	     	58440J 20 3
$596,961	4,700
All 		none            Sole/  All

Medimmune Inc 	 Sbntcv 144a 7%03 	     584699 AA 0
$8,024,645	   1,333,000
All 		none		   Sole/ All

Medimmune Inc 	 Sub Nt Conv 7%03 	     584699 AC 6
$44,018,159	   7,312,000
All 		none		   Sole/ All

Mediplex Group Inc New 	 Sbdb Conv 6.5%03 	584945 AB 5
$42,345	110,000
All         none		   Sole/ All

Michaels Stores Inc 	 Sub Nt Cv4.75%03 	594087 AC 2
$355,085	377,000
All 		none		  Sole/ All

Microsoft Corp 	 Pfd A Cv Exch 	            594918 20 3
$3,295,563	33,500
All 		none		 Sole/ All

Mutual Risk Mgmt Ltd 	 Sbdbcvzero Exc15 	628351 AA 6
$46,828,823	   56,395,000
All 		none		 Sole/ All

National Australia Bk Ltd 	 Cap Uts Exchbl 	632525 30 9
$19,371,146	    614,200
All 		none		 Sole/ All

Neoware Sys Inc 	 Wt Exp 032500 	            64065P 11 0
$2,250	24,000
All 		none		 Sole/ All

Networks Assoc Inc 	 Sbdb Cv Zero 18 	      640938 AB 2
$362,500	1,000,000
All 		none		 Sole/ All

Newcom Inc 	 Wt Exp 091602 	                  651093 11 4
$2,312	18,500
All 		none		 Sole/ All

North Amern Vaccine Inc   Sb Nt Cv 144a 03 	657201 AA 7
$485,900	1,130,000
All 		none		 Sole/ All

Northwest Nat Gas Co 	 Deb Conv 7.25%12 	667655 AM 6
$1,577,426	1,435,000
All 		none		 Sole/ All

Occidental Pete Corp Del  	Pfd Cv $3 Cxy 	 674599 79 0
$2,301,750	46,500
All 		none		 Sole/ All

Office Depot Inc 	 Lyon Sub Zero 07 	       676220 AA 4
$28,423,451	   25,768,000
All 		none		 Sole/ All

Omnicare Inc 	 Sub Deb Cv 5%07 	             681904 AD 0
$834,300	1,030,000
All 		none		 Sole/ All

Omega Healthcare Invs Inc  Sub Db Cv 8.5%01 	681936 AG 5
$8,821,725	9,435,000
All 		none		 Sole/ All

Paravant Inc            	 Wt Exp 113002 	699376 11 7
$7,250	14,500
All 		none		 Sole/ All

Patina Oil & Gas Corp 	   Wt  Exp 050201 	703224 11 3
$21,000	67,200
All 		none		 Sole/ All

Pep Boys Manny Moe & Jack 	 Sub Lyon Zero 11 	713278 AJ 8
$767,350	1,490,000
All 		none		 Sole/ All

Personnel Group Amer Inc 	 Sb Nt Cv 5.75%04 	715338 AE 9
$377,050	500,000
All 		none		 Sole/ All

Petrofina S A  	 Wt Exp 080503            	716485 12 3
$498,113	35,900
All 		none		 Sole/ All

Philippine Long Distance Tel 	 Spn Glb Dep Sh 	 718252 70 3
$15,673,559	   325,100
All 		none		 Sole/ All

Phoenix Invt Partners Ltd 	 Sub Db Conv 6%15  719085 AA 0
$6,212,915	5,438,000
All 		none		 Sole/ All

Premiere Technologies Inc 	 Sb Nt Cv 5.75%04  74058F AC 6
$164,375	250,000
All 		none         Sole/ All

Pride Intl Inc 	 	Sb Db Cv Zro 18 	741932 AB 3
$120,000	500,000
All 		none		 All

Pride Intl Inc 	  Sb  Db Cv 6.25%06 	741932 AA 5
$49,700	56,000
All 		none		 Sole/ All

Productivity Technologies Corp  	 Wt Exp 062401 	743088 11 4
$2,500	10,000
All 		none		 Sole/ All

Prologis Tr 	 Pfd Cv Sbi B 	743410 30 0
$1,580,011	59,000
All 		none		 Sole/ All

Quadramed Corp 	 Sb Db Cv 5.25%05  	74730w AC 5
$145,600	256,000
All 		none		 Sole/ All

Quantum Corp 	 Sub Nt Conv 7%04 	747906 AC 9
$422,750	475,000
All 		none		 Sole/ All

Questron Technology Inc 	 Wt Iv Ex030501 	748372 11 7
$49,831	46,900
All 		none		 Sole/ All

Readers Digest Auto Com  Exch 	 Traces 	755271 20 2
$23,752,603	  787,800
All 		none		 Sole/ All

Reckson Assocs Rlty Corp 	 Pfd Cv Ser A% 	 75621k 20 5
$4,403,446    219,500
All 		none		 Sole/ All

Rent Way Inc 	 Sb Db Cv 7%07 	76009U AB 0
$12,789,583	6,894,000
All 		none		 Sole/ All

Res-Care Inc 	 Sr Nt Conv 6%04 	760943 AC 4
$3,030,564	 2,350,000
All 		none		 Sole/ All

Royal Caribbean Cruises Ltd 	 Pfd Conv A 	V7780t 11 1
$11,154,462	  90,415
All 		none		 Sole/ All

Sci Sys Inc 	 Sbntcv 144a 5%06 	783890 AD 8
$1,087,070	  850,000
All 		none		 Sole/ All

Saba Pete Co 	 Sr Sb Db Cv 9%05 	 785152 AA 7
$1,252,080	1,739,000
All 		none		 Sole/ All

Safeguard Scientifics Inc 	 Sbntcv 144a 6%06 	786449 AC 2
$26,495,988	  11,390,000
All 		none		 Sole/ All

Sbs Broadcasting Sa 	 Sb Db Cv 7.25%05 	 805906 AA 2
$8,567,019	7,379,000
All 		none		 Sole/ All

Seagram Joseph E & Sons Inc 	 Lyons Cv Zero 06 	 811845 AH 9
$241,564	262,000
All 		none		 Sole/ All

Sealed Air Corp  New 	 Pfd CV A $2 	 81211k 20 9
$11,201,850	  226,300
All 		none		 Sole/ All

Sensormatic Electrs Corp 	 Pfd 1/10cv6.5% 	817265 20 0
$2,490,779	142,500
All 		none		 Sole/ All

St Paul Cap L L C  	 Pfd Mips 6% 	792856 20 5
$1,426,541	24,702
All 		none		 Sole/ All

Sepracor Inc 	 Sb Db Cv 6.25%05 	817315 AE 4
$19,306,292	7,865,000
All 		none		 Sole/ All

Sherwood Brands Inc 	 Wt Exp 050603 	82437l 11 2
$9,938	26,500
All 		none		 Sole/ All

Smart Choice Automotive Group 	 Wt Exp 110900 	831686 11 8
$3,750	30,000
All 		none		 Sole/ All

Sonic Fdry Inc 	 Wt Exp 061003 	83545r 11 6
$56,638	19,700
All 		none		 Sole/ All

Sound Source Interactive Inc 	 Wt Exp 010102 	83608K 11 5
$744	11,900
All 		none		 Sole/ All

Stillwater Mng Co 	 Sbntcv 144a 7%03 	86074Q AA 0
$591,375	400,000
All 		none		 Sole/ All

Stillwater Mng Co 	 Sub Nt Conv 7%03 	86074q AC 6
$1,049,690	710,000
All 		none		 Sole/ All

Sun Inc 	 Sb Db Cv 6.75%12 	866762 AG 2
$669,820	626,000
All 		none		 Sole/ All

Sunbeam Corp 	 Srsdcv Zro144a18 	867071 AA 0
$317,985	2,958,000
All		none		 Sole/ All

System Software Assoc Inc. 	 Sb Nt Cv 7%02 	871839 AA 4
$125,440	256,000
All		none		 Sole/ All

Tba Entmt Corp 	 Wt Exp 042301 	872173 11 7
$20,231	24,900
All		none		 Sole/ All

Techdyne Inc 	 Wt Exp 051799 	878329 11 9
$2,469	39,500
All		none		 Sole/ All

Tel-Save Hldgs Inc 	 Sb Nt Cv 144a 04 	879176 AD 7
$247,990	443,000
All		none		 Sole/ All

Telxon Corp 	 Sb Nt Cv 5.75%03 	879700 AC 6
$58,080	88,000
All		none		 Sole/ All

Tesoro Pete Corp 	 Pies Cv 1/100s 	881609 40 8
$4,773,735	392,900
All		none		 Sole/ All

Thermolase Corp  	 Unit Ex 000001 	883624 20 7
$2,138,382	127,190
All		none		 Sole/ All

Titan Corp  	 Sb Db Cv 8.25%03 	888266 AA 1
$6,029,317	3,982,000
All		none		 Sole/ All

Todays Man Inc 	 Wt Exp 123199 	888910 11 4
$10,519	37,400
All		none		 Sole/ All

Triarc  Cos Inc 	 Sb Db Cv Zro 18 	895927 AB 7
$2,358,500	10,600,000
All		none		 Sole/ All

Triathlon Broadcasting Co 	 Pfd1/10mand Cv 	89589P 30 4
$263,750	25,000
All		none		 Sole/ All

U S Laboratories Inc 	 Wt  Exp 021904 	90333T 11 3
$11,363	15,150
All		none		 Sole/ All

Unisys Corp 	 Pfd A Cv $3.75 	909214 20 7
$36,214,388	703,192
All		none		 Sole/ All

United States Cellular Corp 	 Lyon Zero 	911684 AA 6
$10,328,840	  22,454,000
All		  none		 All

Valhi Inc New 	 Lyon Zero Cpn 07 	918905 Ac 4
$16,130,546	  27,546,000
All		none		 Sole/ All

Viacom  Inc 	 Wt Exp 070799 	925524 13 4
$2,188,219	 137,300
All		none		 Sole/ All

Vialink Co 	 Wt Exp 112099 	 92552q 11 9
$146,813	14,500
All		none		 Sole/ All

Vion Pharmaceuticals Inc 	 Wt B Ex 081400 	 927624 12 2
$82,603	 97,900
All		none		 Sole/ All

Visual Data Corp 	 Wt Exp 073002 	928428 11 9
$104,535	 15,000
All		none		 Sole/ All

Vlsi Technology Inc 	 Sb Nt Cv 8.25%05 	918270 AB 5
$974,105	979,000
All		none		 Sole/ All

Vornado Rlty Tr 	 Pfd Conv Ser A 	929042 20 8
$15,301,503	  309,700
All		  none		 All

Whx Corp 	 Pfd Cv Ser A 	 929248 20 1
$3,420,400	  100,600
All		none		 Sole/ All

Wmx Technologies Inc 	 Sub Nts Cv 2%05 	92929Q AF 4
$2,655,250	  2,795,000
All		none		 Sole/ All


Wang Labs Inc New 	 Pfd 1/20b 6.5% 	93369n 60 4
$8,883,000	197,400
All		none		 Sole/ All

Western Digital Corp 	 Sb  Db Cv Zero 18 	958102 AH 8
$540,625	2,500,000
All		none		 Sole/ All

Brazilian Equity Fd Inc 	 Com 	105884 10 0
$50,888	11,800
All 		none		 Sole/ All

Central European Equity Fd Inc 	 Com 	 153436 10 0
$217,125	18,000
All 		none		 Sole/ All

Emerging Mkts Incm Fd Ii 	 Com 	290920 10 7
$97,500	10,000
All 		none		 Sole/ All

Guangshen Ry Ltd 	 Sponsored Adr 	40065W 10 7
$90,000	16,000
All 		none		 Sole/ All

Metromedia Intl Group Inc 	 Com 	591695 10 1
$112,125	23,000
All 		none		 Sole/ All

Grupo Simec S A De Cv  	 Adr 	 400491 10 6
$103,075	43,400
All 		none	    	 Sole/ All

Telecomunicacoes Brasileiras S 	 Sponsored Adr 	879287 30 8
$645,000	8,000
All 		none		 Sole/ All

Compania Anonima Nacionl Tel 	 Spn Adr 7d Shs 	 204421 10 1
$145,500	8,000
All 		none		 Sole/ All

Vitro Sociedad Anonima  	 Sponsored Adr 	928502 30 1
$258,075	44,400
All 		none         Sole/ All

Gaylord Container Corp 	 Cl A 	 368145 10 8
$187,500	25,000
All 		none         Sole/ All

Loral Space & Communication  	 Pfd Conv C 6% 	G56462 14 9
$2,685,000	 60,000
All 		none		 Sole/ All

Rouse Co 	 Sb Db Cv 5.75%02 	779273 AA 9
$5,987,779	6,213,000
All 		none		 Sole/ All



Motorola Inc 	 Lyon Sub Zero 13 	620076 AJ 8
$910,316	1,060,000
All 		none		 Sole/ All





 Grand Column Total  			1,354,668,648											1,354,669 (x1000)